Non-current and current Borrowings - Summary of Current and Non-current Borrowings (Detail) - USD ($) $ in Millions		Dec. 31, 2021	Mar. 18, 2021	Dec. 31, 2020
Non-current portion of non-current borrowings, by type [abstract]
Non-current portion of non-current loans received		$ 1,556.3		$ 1,438.5
Less – Deferred financing costs		(15.4)		(16.8)
Total non-current borrowings	[1]	1,540.9		2,065.7
Current borrowings and current portion of non-current borrowings [abstract]
Current portion of non-current borrowings		10.7		0.5
Short-term financing costs		(2.8)		(15.8)
Total current borrowings		10.7		0.5
Total borrowings		1,551.6	$ 17.5	2,066.2
6.25% OPCO Notes [Member]
Non-current portion of non-current borrowings, by type [abstract]
Non-current portion of non-current notes and debentures issued				425.0
8.75%/9.50% Holdco Notes [Member]
Non-current portion of non-current borrowings, by type [abstract]
Non-current portion of non-current notes and debentures issued				219.0
Term Loan [Member]
Current borrowings and current portion of non-current borrowings [abstract]
Current portion of non-current borrowings		$ 13.5		$ 16.2

[1]	The notes are an integral part of these consolidated financial statements.